Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Fundamental Global Inc.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	108 Gateway Blvd
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Mooresville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28117
City Area Code	(704)
Local Phone Number	994-8279
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Fundamental Global Inc.
Entity Address, Address Line Two	108 Gateway Blvd
Entity Address, Address Line Three	Suite 204
Entity Address, City or Town	Mooresville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28117
City Area Code	(704)
Local Phone Number	994-8279
Contact Personnel Name	D. Kyle Cerminara